Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Assumptions used to Determine Fair Value of Share Options Granted

The Company calculated the estimated fair value of the options on the respective grant dates using the binomial option pricing model with assistance from an independent valuation firm. Assumptions used to determine the fair value of share options granted during 2015, 2016 and 2017 are summarized in the following table:

	For the years ended December 31,
	2015	2016	2017
Risk-free interest rate (%)	2.00 to 2.43	2.47	1.56 to 2.33
Volatility (%)	46.6 to 50.3	49.8 to 49.9	50.9 to 52.4
Expected exercise multiple	2.2 to 2.8	2.2 to 2.8	2.2 to 2.8
Dividend yield	Nil	Nil	Nil
Expected life (in years)	10	10	10
Exercise price	Nil	Nil	Nil
Fair value of ordinary shares (RMB)	3.82 to 12.63	25.89 to 26.04	81.94 to 94.22

Summary of Share Option Activity

A summary of share option activity under the 2014 Plan is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, April 9, 2014 (date of inception)	—	—	—

Granted	18,373,219	—	1.30
Exercised	—	—	—
Forfeited	—	—	—

Balance, December 31, 2014	18,373,219	—	1.30

Granted	2,449,800	—	3.63
Exercised	—	—	—
Canceled	(13,373,019)	—	2.08
Forfeited	(7,450,000)	—	0.68

Balance, December 31, 2015	—	—	—

Exercisable, December 31, 2015	—	—	—

Expected to vest, December 31, 2015	—	—	—

A summary of share option activity under the 2015 Plan is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2014	—	—	—

Granted	15,814,019	—	12.62
Exercised	—	—	—
Surrendered	(3,000)	—	12.62

Balance, December 31, 2015	15,811,019	—	12.62

Exercised and forfeited	(3,446,700)	—	12.62
Exercised and replaced	(12,364,319)	—	12.62

Balance, December 31, 2016	—	—	—

Exercisable, December 31, 2016	—	—	—

Expected to vest, December 31, 2016	—	—	—

A summary of share option activity under the 2016 Plan is as follows:

	Number of shares	Weighted average exercise price	Weighted average grant date fair value
		RMB	RMB
Balance, December 31, 2015	—	—	—
Granted	15,299,019	—	25.89
Exercised	—	—	—
Forfeited	—	—	—

Balance, December 31, 2016	15,299,019	—	25.89

Granted	694,904	—	88.33
Exercised	—	—	—
Forfeited	(241,650)	—	34.38

Balance, December 31, 2017	15,752,273	—	28.51

Exercisable, December 31, 2017	9,551,437	—	24.52

Expected to vest, December 31, 2017	6,200,836	—	34.66

Summary of Allocated Share-based Compensation Expense

For the years ended December 31, 2015, 2016 and 2017, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Sales and marketing	23,690,916	690,486	1,890,690	290,594
General and administrative	11,424,573	18,986,103	42,848,932	6,585,760
Research and development	20,491,681	2,457,031	19,316,229	2,968,850

	55,607,170	22,133,620	64,055,851	9,845,204